Income Tax - Summary of Tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Line Items]
Deferred			$ 68,921
Total tax charge/(credit) for the year	$ 1	$ (4,145)	2,602
United States of America
Major Components Of Tax Expense Income [Line Items]
Current - Tax charge		(3,613)	(65,948)
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current - Tax charge	$ 1	$ (532)	$ (371)